Cover Page	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	ETSY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36911
Entity Tax Identification Number	20-4898921
Entity Address, Address Line One	117 Adams Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	718
Local Phone Number	880-3660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ETSY
Security Exchange Name	NYSE
Entity Central Index Key	0001370637
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2026
Entity Emerging Growth Company	false